SALES OF COMMON STOCK FOR CASH- ALAN JOHNSON (Details)	Feb. 02, 2015 USD ($) $ / shares shares
SALES OF COMMON STOCK FOR CASH- ALAN JOHNSON
Reduced Mr. Johnson's base annual salary from $180,000 to	$ 1
Issuance of shares of common stock | shares	2,000,000
Stock options to Mr. Johnson | shares	1,000,000
Stock options term in years	10
Stock options exercisable for purchase shares of common stock | shares	1,000,000
Stock options exercisable for purchase shares of common stock at a price | $ / shares	$ 0.10
Stock options vest over the month period	36
Fair value of 2,000,000 shares of common stock issued	$ 239,800
Per share value of 2,000,000 shares of common stock issued | $ / shares	$ 0.12
Stock-based compensation in connection with issuance of shares	$ 239,800
Accrued salary due to Alan Johnson	$ 339,750
Accrued salary due to Alan Johnson , was converted into shares of restricted common stock par value | $ / shares	$ 0.07
Issuance of shares of common stock to Mr. Johnson | shares	4,853,571
Issuance of shares of common stock to Mr. Johnson fair value	$ 581,943
Issuance of shares of common stock to Mr. Johnson par value | shares	0.12
Stock-based compensation difference between accrued salary and fair value of shares issued	$ 242,193
Related party notes payable	159,842
Related party notes payable interest	$ 1,139
Related party notes payable interest was converted into shares of restricted common stock at a conversion price | $ / shares	$ 0.07
Issuance of shares of common stock to Mr. Johnson | shares	2,299,729
Fair value of issuance of shares of common stock to Mr. Johnson	$ 275,738
Par value of issuance of shares of common stock to Mr. Johnson | $ / shares	$ 0.12
Stock-based compensation between related notes payable and accrued interest and fair value of shares issued	$ 114,757